Depreciation and Amortization and Capital Expenditures by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation	$ 24	[1]	$ 24	[1]	$ 104	[1]	$ 96	[1]	$ 91	[1]
Amortization of acquisition-related intangible assets	43		48		182		217		260
Capital expenditures	28		24		111		97		97
Total assets	6,449				9,774		10,018
Operating Segments
Segment Reporting Information [Line Items]
Depreciation	24	[1]	24	[1]	102	[1]	95	[1]	90	[1]
Amortization of acquisition-related intangible assets	43		48		181		216		259
Capital expenditures	28		24		110		95		93
Total assets					6,736		6,448
Operating Segments | Financial Systems
Segment Reporting Information [Line Items]
Depreciation	22	[1]	22	[1]	95	[1]	88	[1]	83	[1]
Amortization of acquisition-related intangible assets	41		44		168		199		240	[2]
Capital expenditures	26		22		102		88		88
Total assets					5,956		5,718
Operating Segments | Public Sector and Education
Segment Reporting Information [Line Items]
Depreciation	2	[1]	2	[1]	7	[1]	7	[1]	7	[1]
Amortization of acquisition-related intangible assets	2		4		13		17		19
Capital expenditures	2		2		8		7		5
Total assets					780		730
Corporate and Other Adjustments
Segment Reporting Information [Line Items]
Depreciation					2	[1]	1	[1]	1	[1]
Amortization of acquisition-related intangible assets					1		1		1
Capital expenditures					1		2		4
Total assets					$ 3,038	[3]	$ 3,570	[3]

[1]	Includes amortization of capitalized software.
[2]	Includes approximately $7 million of impairment charges related to software and customer base.
[3]	Includes items that are eliminated in consolidation, trade name, deferred income taxes and the assets of the Company's assets of discontinued operations.